Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 590	¥ 580
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Loans contractually past due before becoming defaulted loans, period	1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months
Loans contractually past due before becoming defaulted loans, period	6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day	90 days
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	1 month
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Loans contractually past due before becoming defaulted loans, period	6 months